Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of Material Accounting Policy Information [Abstract]
Consolidation
Consolidation
These financial statements comprise the financial results of the Company and its subsidiaries. Details regarding the Company and its principal subsidiaries as of December 31, 2023 are as follows:

Entity	Property/ function	Registered	Functional currency (1)
Aris Mining Corporation	Corporate	Canada	USD
Aris Mining Holdings Corp.	Corporate	Canada	USD
Aris Mining Guyana Holdings	Corporate	Canada	USD
Aris Mining Segovia Holdings, S.A.	Corporate	Panama	USD
Aris Mining (Panama) Marmato Inc.	Corporate	Panama	USD
Aris Mining Segovia	Segovia Operations	Colombia	COP
Aris Mining Marmato	Marmato Mine	Colombia	COP
Minerales Andinos de Occidente, S.A.S.	Marmato Zona Alta	Colombia	COP
Minera Croesus S.A.S.	Marmato Zona Alta	Colombia	COP
Aris Gold Switzerland AG	Soto Norte Project	Switzerland	USD
ETK Inc.	Toroparu Mine	Guyana	USD
Aris Mining Toroparu Holdings Ltd.	Toroparu Mine	BVI	USD

(1)“USD” = U.S. dollar; “COP” = Colombian peso.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Accounting policies of subsidiaries have been aligned, where necessary, to ensure consistency with the policies adopted by the Company.

Foreign currency translation
Foreign currency translation

a)Functional and presentation currencies
Items included in the financial statements of each entity consolidated by the Company are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company’s principal subsidiaries are disclosed in the table under “Consolidation” above.
b)Transactions and balances
Foreign currency transactions are translated into the functional currency of the entity using the exchange rates prevailing at the dates of the transactions or revaluation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income and loss in “foreign exchange gain (loss)”.
c)Group companies
The results and financial position of Aris Mining Segovia, Aris Mining Marmato, Minerales Andinos de Occidente, S.A.S, and Minera Croesus S.A.S, which have a functional currency different from the presentation currency, are translated into the presentation currency as follows:
i)assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
ii)income and expenses for each consolidated statement of income (loss) and cash flows for the periods presented are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions);
iii)components of equity are translated at the exchange rates at the dates of the relevant transactions or at average exchange rates where this is a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, and are not re-translated; and
iv)all resulting exchange differences are recognized in other comprehensive income and loss.

When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in the consolidated statement of income (loss) as part of the gain or loss on sale.
Foreign currency risk
The Company is exposed to foreign currency fluctuations. Such exposure arises primarily from:
•Translation of subsidiaries that have a functional currency, such as COP, which differ from the USD functional currency of the Company. The impact of such exposure is recorded through other comprehensive income (loss).
•Translation of monetary assets and liabilities denominated in foreign currencies, such as the Canadian dollar (“C$”) and Guyanese Dollar (“GYD”). The impact of such exposure is recorded in the consolidated statement of income (loss).

Business combinations
Business combinations

The Company uses the acquisition method of accounting for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Pre-existing relationships are accounted for separately from the business combination and the amount related to the settlement of a pre-existing relationship is excluded from the consideration transferred. Any gain or loss arising from the settlement of a pre-existing relationship is recognized immediately in profit or loss. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the acquisition date. On an acquisition-by-acquisition basis, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
3.    Summary of Material Accounting Policies (cont.)
The Company determines whether a business is acquired when the integrated set of assets and activities includes at a minimum, an input and a substantive process and whether the acquired set has the ability to contribute to the creation of outputs.

The Company also has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. A business consists of inputs and processes applied to those inputs that can contribute to the creation of outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the concentration test is met, and the transaction is determined not to be a business combination. If the assets acquired are not a business, the transaction is accounted for as an asset acquisition.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous cross ownership in the acquiree over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognized directly in the consolidated statement of income (loss).
Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods during the measurement period which does not exceed one year from the acquisition date.
Inventories
Inventories
Mineral inventories are valued at the lower of average production cost based on metal content and Net Realizable Value ("NRV"). The cost of mineral inventories includes all costs related to bringing the inventory to its current condition, including mining and processing costs, labour costs, materials and supplies, direct and allocated indirect operating overhead and depreciation expense.

Materials and supplies inventories are valued at the lower of cost and NRV, where cost is calculated on a weighted average basis.
NRV is the estimated selling price less estimated costs to complete and applicable selling expenses.

Financial Instruments
Financial instruments

Financial assets are classified according to their contractual cash flow characteristics and the business models under which they are held. On initial recognition, a financial asset is classified as: amortized cost, fair value through profit and loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”).

Financial assets are measured at amortized cost if both of the following criteria are met and the financial assets are not designated as at FVTPL: 1) the objective of the Company’s business model is to collect the contractual cash flows; and 2) the asset’s contractual cash flows represent solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to measure the investment at FVOCI whereby changes in the investment’s fair value (realized and unrealized) will be recognized permanently in other comprehensive income with no reclassification to profit and loss. The election is made on an investment-by-investment basis.
All financial assets not measured at amortized cost or FVOCI, including derivative financial assets, are measured at FVTPL. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial instruments are measured on initial recognition at fair value, plus, in the case of financial instruments other than those classified as FVTPL, directly attributable transaction costs.
3.    Summary of Material Accounting Policies (cont.)
Financial liabilities are subsequently measured and classified as amortized cost or as FVTPL. Derivative financial liabilities are measured at FVTPL. The Company, at initial recognition, may designate a hybrid financial liability that contains embedded derivative financial instruments, at FVTPL. For such financial liabilities recorded at FVTPL, the change in fair value due to changes in the Company’s credit risk is recorded in other comprehensive income, with the remainder of the change in fair value recorded in profit and loss.

Measurement of financial assets in subsequent periods depends on whether the financial asset has been classified as amortized cost, FVTPL or FVOCI. The carrying amount of financial liabilities after initial recognition depends on whether they are classified as amortized cost or FVTPL. Financial assets and financial liabilities classified as amortized cost are accounted for subsequent to initial recognition using the effective interest method.

Loss allowances for “expected credit losses” are recognized on financial assets measured at amortized cost, contract assets and investments in debt instruments measured at FVOCI, but not on equity investments. A loss event is not required to have occurred before a credit loss is recognized.

The Company has assessed the classification and measurement of its financial assets and financial liabilities as follows:

Classification category

Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Cash in trust, non-current	Amortized cost
Other long term receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Soto Norte deferred consideration	Amortized cost
Tax payable	Amortized cost
DSU liability	FVTPL
PSU liability	FVTPL
Gold Notes	FVTPL
Warrant liabilities	FVTPL
Embedded derivative asset in Senior Notes	FVTPL
Convertible Debentures	FVTPL
Other long-term assets	FVTPL
Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
•Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•Level 3 – inputs that are not based on observable market data.
The fair values of the Company’s cash and cash equivalents, cash in trust, accounts receivable, accounts payable and accrued liabilities, taxes payable, and note payable approximate their carrying values due to their short-term nature.
Fair value hierarchy
Fair value hierarchy

The Company classifies financial assets and liabilities that are recognized in the statement of financial position at fair value in a hierarchy that is based on significance of the inputs used in making the measurements. The levels in the hierarchy are:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2 - Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
•Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

With the availability of quoted prices in an active market, the Listed Warrants and DSU liabilities are classified as Level 1 in the fair value hierarchy. The PSU liabilities, Gold Notes, Convertible Debentures, Embedded Derivative and Unlisted Warrants are classified as
Level 2 in the fair value hierarchy as the fair values have been determined based on inputs, including volatility factors, risk-free rate, stock price and credit spread, which can be substantially observed or corroborated in the marketplace.

Investments in Joint Arrangements and Associates
Investments in Joint Arrangements and Associates
The Company conducts a portion of its business through investments in joint arrangements and associates.

Associates	Location	Ownership Interest	Classification and accounting method	Mining properties

Soto Norte Joint Venture (“Soto Norte“)	Colombia	20%	Associate; equity method	Soto Norte Project
Western Atlas Resources (“Western Atlas“)	Canada	25.4%	Associate; equity method	Meadowbank Project
In a joint arrangement, the parties are bound by contractual arrangements establishing joint control, and decisions about the activities that significantly affect the returns of the investee require unanimous consent. A joint arrangement is classified as either a joint operation or a joint venture, subject to the terms that govern each investor’s rights and obligations in the arrangement.
In a joint operation, the investor has rights and obligations to the separate assets and liabilities of the investee and in a joint venture, the investors have rights to the net assets of the joint arrangement. For a joint operation, the Company recognizes its share of the assets, liabilities, revenue, and expenses of the joint arrangement, while for a joint venture, the Company accounts for its investment in the joint arrangement using the equity method.
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies. The Company accounts for its investments in associates using the equity method.
Under the equity method, the Company’s investment in a joint venture or an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net earnings and losses of the joint venture or associate, after any adjustments necessary to give effect to conform accounting policies, any other movement in the joint venture or associate’s reserves, and for impairment losses after the initial recognition date. The Company’s share of a joint venture or an associate’s losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. The Company’s share of earnings and losses of joint ventures and associates are recognized in net earnings during the period. Dividends and repayment of capital received from a joint venture or an associate are accounted for as a reduction in the carrying amount of the Company’s investment. Unrealized gains and losses between the Company and its joint ventures and associates are recognized only to the extent of unrelated investors’ interests in the joint ventures and associates. Intercompany balances and interest expense and income arising on loans and borrowings between the Company and its joint ventures and associates are not eliminated.
If the investment ceases to be an associate or joint venture, the Company shall discontinue the use of the equity method from the date the Company loses significant influence. Any items previously recognized in other comprehensive income are reclassified to profit and loss on discontinuation of the equity method.

As disclosed in Note 7, the Company accounts for its investments in Soto Norte and Western Atlas using the equity method. Financial reporting for Soto Norte and Western Atlas typically occurs after the Company’s financial reporting dates and, as such, the Company uses financial statements of Soto Norte and Western Atlas reported for the quarter ended three months earlier in recording the Company’s share of profit or loss from Soto Norte and Western Atlas.

Adjustments are made for the effects of any significant events that occur between the date of the financial statements of Soto Norte and Western Atlas and the date of the Company’s consolidated financial statements.

Mining interests, plant and equipment
Mining interests, plant and equipment
a)Exploration and evaluation (“E&E”) assets

The Company’s principal exploration and evaluation mining interests is the Toroparu and Juby Project. Exploration and evaluation activities involve the search for minerals, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation expenditures are capitalized. Exploration and evaluation expenditures include costs which are directly attributable to:

•researching and analyzing existing exploration data;
•conducting geological studies, exploratory drilling and sampling;
•examining and testing extraction and treatment methods;
•completing pre-feasibility and feasibility studies; and
•costs incurred in acquiring mineral rights.

Where a project is determined to be technically feasible and commercially viable and a decision has been made to proceed with development with respect to a particular area of interest, the relevant exploration and evaluation asset is first tested for impairment and then the balance is reclassified as a development project in mining interests, plant and equipment.

b)Plant and equipment

Plant and equipment is recorded at cost less accumulated depreciation, amortization and impairment charges, if any. Cost includes expenditures that are directly attributable to the acquisition and are recorded as part of the development and construction of the asset. Costs to acquire mineral properties are capitalized and represent the property’s fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of a replaced part is derecognized. All other repairs and maintenance costs are charged to the consolidated statements of income (loss) during the financial period in which they are incurred.

The Company allocates the amount initially recognized in respect of an item of property, plant and equipment to its significant components and depreciates each component separately. The residual values and useful lives of the assets are reviewed and adjusted, if appropriate, at the end of each reporting period.

Depletion of capitalized costs related to mineral properties will be charged to cost of sales on a unit-of-production basis based upon proven and probable reserves and estimated mineable mineral resources until the properties are abandoned, sold or considered to be impaired in value. Mineral properties are tested for impairment in accordance with the policy for impairment of non-financial assets as set out below. Land is not depreciated.
Depreciation of plant and equipment and other assets is calculated using the straight-line method to allocate their cost to their residual values over the shorter of the life of mine or their estimated useful lives, as follows:

Machinery and equipment	10 years
Transportation equipment	5 years
Office and other equipment	4 to 10 years
Buildings and improvements	20 years

Impairment
Impairment

Non-financial assets

Assets that are subject to depreciation are reviewed for impairment, or reversal of impairment, as the case may be, whenever events or changes in circumstances indicate there is a change in the recoverability of the carrying amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows (cash-generating units (“CGU”)), which are typically individual mining projects. The estimates used for impairment reviews are based on detailed mine plans and operating budgets, modified as appropriate to meet the requirements of IAS 36, Impairment of Assets.
Value in use is determined based on discounted cash flow models taking into consideration estimates of the quantities of the reserves and mineral resources, future production levels, future gold and silver prices, and future cash costs of production, capital expenditure, shutdown, restoration and environmental clean-up, excluding future expansions or development projects. Assumptions used are specific to the Company and the discount rate applied in the value in use test is based on the Company’s estimated pre-tax weighted average cost of capital with appropriate adjustment for the risks associated with the relevant cash flows, to the extent that such risks are not reflected in the forecasted cash flows.
When evaluating fair value less costs of disposal, fair value is determined based on the amount that could be obtained in an arm’s length transaction and generally uses a discounted cash flow model based on the present value of estimated future cash flows, including future expansions or development projects. In a fair value less costs of disposal analysis the assumptions used are those that a market participant would be expected to apply.

An impairment charge is recognized in the consolidated statement of income (loss) for the amount by which the asset’s carrying amount exceeds its recoverable amount. Non-financial assets, other than goodwill, that were previously impaired are reviewed for possible reversal of the impairment at each reporting date when an event warrants such consideration. The reversal is limited to the carrying amount that would have been determined, net of any applicable depreciation, had no impairment charge been recognized in prior years.

E&E assets

An impairment review of exploration and evaluation assets is performed, either individually or at the CGU level, when there are indicators that the carrying amount of the assets may exceed their recoverable amounts. In identifying indicators of impairment, the Company considers the right to explore, intentions for further exploration, and results of the exploration to date.
To the extent that indicators of impairment are identified, an impairment charge is recognized in the consolidated statement of income (loss) for the amount by which the asset or CGU's carrying amount exceeds its recoverable amount.

Impairment and reversal of impairment of investments in associates
At the end of each reporting period, the Company assesses whether there is any objective evidence that an investment in an associate or joint venture is impaired. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the investee’s operations. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its FVLCD and VIU. If the recoverable amount of an investment is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period in which the relevant circumstances are identified. If an impairment loss reverses in a subsequent period, the carrying amount of the investment is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in net earnings in the period in which the reversal occurs.
3.    Summary of Material Accounting Policies (cont.)

Borrowing costs
Borrowing costs

The Company does not capitalize borrowing costs related to exploration and evaluation assets. All borrowing costs related to exploration and evaluation assets are recognized as interest and accretion in the consolidated statement of income (loss) in the period in which they are incurred.

Once the Company has established that exploration and evaluation assets have reached technical feasibility and commercial viability, they are reclassified to development projects. Borrowing costs incurred that are attributable to qualifying assets under development will be capitalized and included in the carrying amounts during the development period until the assets are ready for their intended use. In the case of mining properties, the mining property is ready for its intended use when it commences commercial production. Capitalization will commence on the date that expenditures for the qualifying asset are incurred, borrowing costs are being incurred by the Company and activities that are necessary to prepare the qualifying asset for its intended use are being undertaken.

For funds obtained from general borrowing, the amount capitalized will be calculated using a weighted average of rates applicable to the borrowings during the period.
For funds borrowed specifically for the purpose of obtaining or developing a qualifying asset, the amount capitalized will represent the actual borrowing costs incurred on the specific borrowings less any investment income earned on the temporary investment of those borrowings. This applies to the financing arrangements with the Marmato Precious Metals Purchase Agreement ("PMPA") and Gold Notes.
Current income tax
Current and deferred income tax

The provision for income tax comprises current and deferred income tax. Income tax is recognized in the consolidated statement of income (loss), except to the extent that it relates to items recognized in other comprehensive income (loss) or directly in equity. In this case the tax is also recognized in other comprehensive income (loss) or directly in equity, respectively.

Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized using the asset and liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined on a non-discounted basis using tax rates (and laws) that have been enacted or substantively enacted by the consolidated statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Deferred income tax
Current and deferred income tax

The provision for income tax comprises current and deferred income tax. Income tax is recognized in the consolidated statement of income (loss), except to the extent that it relates to items recognized in other comprehensive income (loss) or directly in equity. In this case the tax is also recognized in other comprehensive income (loss) or directly in equity, respectively.

Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized using the asset and liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined on a non-discounted basis using tax rates (and laws) that have been enacted or substantively enacted by the consolidated statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Deferred revenue
Deferred revenue
Upfront cash deposits received for streaming arrangements are accounted for as contract liabilities (deferred revenue) in accordance with IFRS 15, Revenue from contracts with customers (“IFRS 15”). Deferred revenue consists of payments received by the Company in consideration for future commitments to deliver gold and silver produced at the Marmato and Toroparu Mine. As gold and silver deliveries are made, the Company recognizes a portion of the deferred revenue as revenue, calculated on a per unit basis using the total number of gold and silver ounces expected to be delivered over the life of the mine. The current portion of deferred revenue is based on deliveries anticipated over the next twelve months.
A financing charge on deferred revenue is recognized when the Company identifies a significant financing component related to its streaming arrangements, resulting from a difference in the timing of the up‐front consideration received and delivery of the gold and silver ounces. The interest rate is determined based on the rate implicit in each streaming arrangement at the date of initial recognition. Financing components that are attributable to qualifying assets under development is capitalized and included in the carrying amounts during the development period until the assets are ready for their intended use, in accordance with the Company’s borrowing costs policy.
The consideration received from payments for deliveries made under streaming arrangements is considered variable, subject to changes in the total estimated gold and silver ounces to be delivered and gold and silver prices. Changes to variable consideration are accounted for as a cumulative catch-up and are recorded in revenue in the consolidated statement of income (loss).

Provision for decommissioning
Provision for decommissioning
The provision for decommissioning arises from the development, construction and normal operation of mining property, plant and equipment as mining activities are subject to various laws and regulations governing the protection of the environment. In general, these laws and regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations.
The estimated present value of reclamation liabilities is recorded in the period in which the liabilities are incurred. A corresponding change to the carrying amount of the related asset is recorded and depreciated on a unit-of-production basis. The liability will be increased each period to reflect the interest element and will also be adjusted for changes in the discount rates and in the estimates of the amount, timing and cost of the work to be carried out.
Future remediation costs are determined based on management’s best estimate at the end of each period of the undiscounted cash costs expected to be incurred at each site. Changes in estimates are reflected by adjusting the provision for decommissioning and the related asset in the period during which an estimate is revised. Accounting for reclamation and remediation obligations requires management to make estimates of the future costs they will incur to complete the reclamation and remediation work required to comply with existing laws and regulations at each mining operation. The estimates are dependent on labour costs, known environmental impacts, the effectiveness of remedial and restoration measures, inflation rates and pre-tax interest rates that reflect current market assessment of time value of money. The Company also estimates the timing of the outlays, which is subject to change depending on continued exploration and newly discovered mineral reserves.
Actual costs incurred may differ from those estimated amounts. Also, future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required to be performed by the Company. Increases in future costs could materially impact the amounts charged to operations for reclamation and remediation.
Post-retirement benefits - health plan obligations
Post-retirement benefits – health plan obligations

In connection with the acquisition of the assets of the Segovia Operations, the Company, agreed to fund the obligatory ongoing health premiums related to the participants of the previous owner’s pension plan. Actuarial gains and losses resulting from variances between actual results and economic estimates or actuarial assumptions are recorded in other comprehensive income. Changes in the present value of the obligation due to amendments or changes to the plan are recorded in profit or loss. Payments made in respect of these benefits are disclosed in operating cash flows.

Provisions for other liabilities and charges
Provisions for other liabilities and charges

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated.

Provisions are based on management’s best estimate of the expenditure required to settle the obligation and are generally measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as accretion expense.

Revenue recognition
Revenue recognition

Revenue from the sale of gold, silver and concentrates is recognized when control has been transferred to the customer, which is considered to occur when products have been delivered to the location specified by the customer and the risks of loss have been passed to the customer. Revenue is measured with reference to market prices, in accordance with the specific contract, between the Company and the customer.

Share-based payments
Share-based payments

The Company has equity-settled and cash-settled share-based compensation plans under which it issues either equity instruments or makes cash payments based on the value of the underlying equity instrument of the Company. The Company’s share-based compensation plans are comprised of the following:

a)Stock option plan

The Company records equity-settled share-based payments under which the entity receives services from employees and consultants as consideration for stock options granted by the Company. For employees and others providing similar services, the total amount to be expensed is based on the fair value of the options granted. The fair value is determined using the Black-Scholes model on grant date. Measurement inputs include share price on measurement date, exercise price, expected volatility, expected life, expected dividends, expected forfeiture rate and the risk-free interest rate.

The compensation expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the entity revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the consolidated statement of income (loss) with a corresponding adjustment to equity.

b)Deferred share units (“DSUs”)

DSUs are an equity-based instrument under the Company’s long-term incentive plan (“LTIP”) for its non-executive directors. Each DSU represents the right for a non-executive director to receive a cash payment (subject to withholdings) when they cease to be a director of the Company. The cash payment is equal to the product of (i) the vested number of DSUs held and (ii) the volume-weighted average market price of the Company’s common shares for the five business days preceding such date.

The DSUs represent a financial liability as they can only be settled in cash upon the departure of the directors. As such, the DSUs granted and vested are initially recognized at their fair value as share-based compensation with a corresponding amount recorded in accounts payable and accrued liabilities on the statement of financial position. The DSU liability is subsequently remeasured to its fair value at each period end with the change in fair value during the period recognized as share-based compensation. Unvested DSUs are recognized as share-based compensation over the vesting period using the straight-line method.

c)Preferred share units (“PSUs”)

PSUs are an equity-based instrument under the Company’s LTIP for employees. Each PSU represents the right for an employee to receive a cash payment (subject to withholding) when the PSUs have vested. PSU grants have three-year vesting, with vesting contingent on performance at the end of the three-year performance period. The performance factor will be based on the cumulative three-year Total Shareholder Return (“TSR”) compared to the S&P/TSX Global Gold Index. If performance is between threshold and maximum, vesting will be determined on a straight-line basis between 50% and 200% of target.
3.    Summary of Material Accounting Policies (cont.)
PSUs are cash-settled in accordance with their terms at the prevailing market price (the five-day volume weighted average price) of the shares immediately before the last day of the performance period of the shares. The performance thresholds are as follows:

Performance	Comparative three-year TSR versus S&P/TSX Global Gold Index	Vesting (% of grant)
Below threshold	More than 25% points below index	0%
Threshold	25% points below index	50%
Target	Matches index	100%
Maximum	50% points above index	200%
The PSUs represent a financial liability as they can only be settled in cash once they have vested. As such, the PSU compensation expense is recognized at fair value over the vesting period with a corresponding amount recorded in other liabilities on the statement of financial position. The PSU liability is remeasured to its fair value at each period end with the change in fair value during the period recognized as share-based compensation.
New accounting standards issued but not effective
New accounting standards issued but not effective

IAS 1 – Presentation of Financial Statements

The IASB has issued an amendment to IAS 1, Presentation of Financial Statements providing a more general approach to the classification of liabilities. The amendment clarifies that the classification of liabilities as current or non-current depends on the rights existing at the end of the reporting period as opposed to the expectations of exercising the right for settlement of the liability. The amendments further clarify that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty.

The amendments are effective for annual periods beginning no earlier than January 1, 2024 and are to be applied retrospectively. The extent of the impact of adoption of this standard is currently under evaluation.

Acquisition method accounting
In accordance with the acquisition method of accounting, the total consideration cost has been allocated to the underlying assets acquired and liabilities assumed, based primarily upon their estimated fair values at the date of acquisition. Except for the Juby Project, the fair values of mineral properties, deferred revenues, and long-term debt have been estimated using discounted cash flow models and the fair values of plant and equipment have been estimated using a replacement cost approach. Expected future cash flows used to determine the fair values of mineral properties and deferred revenue are based on estimates of future gold prices and projected future revenues, estimated quantities of ore reserves and mineral resources, expected future production costs and capital expenditures based on life of mine plans at the Acquisition Date. The Company evaluated the fair value of the Juby Project using the market multiples approach based on comparable public companies that operate in similar jurisdictions. The fair values of mineral properties, deferred revenue and long-term debt are measured at Level 3 of the fair value hierarchy.

Earnings (loss) per share
Diluted earnings per share amounts are calculated by adjusting the basic earnings per share to take into account the after-tax effect of interest and other finance costs associated with dilutive convertible debentures as if they were converted at the beginning of the period, and the effects of potentially dilutive stock options and share purchase warrants calculated using the treasury stock method. When the impact of potentially dilutive securities increases the earnings per share or decreases the loss per share, they are excluded for purposes of the calculation of diluted earnings per share.

Segment reporting
Reportable segments are consistent with the geographic regions in which the Company’s projects are located. In determining the Company’s segment structure, the basis on which management reviews the financial and operational performance was considered and whether any of the Company’s mining operations share similar economic, operational and regulatory characteristics. The Company considers its Segovia Operations and Marmato Mine in Colombia, its Toroparu Project in Guyana, its Soto Norte Project in Colombia and its corporate functions in Canada and Panama as its reportable segments.